Financial risk management - Additional Information (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)
Statement Of Lineitems [Line Items]
Currency translation reserve	€ (14,584)	€ 43,290
Net foreign exchange gain (loss)	(3,116,662)	11,100,392	€ 11,760,469
Issue of share capital	€ 342,558,848	9,535,473	157,155,899
Currency risk [member]
Statement Of Lineitems [Line Items]
Foreign exchange loss		3,100,000
Foreign exchange gain		€ 11,100,000	€ 11,800,000
Currency risk [member] | USD [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers | $				$ 208.2
Increase in exchange rate (in percentage)	10	10
Currency translation reserve	€ 18,800,000	€ 6,800,000
Currency risk [member] | EURO [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers	€ 131,800,000
Currency risk [member] | CHF [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers | SFr					SFr 65.8
Increase in exchange rate (in percentage)	10	10
Currency translation reserve	€ 7,100,000	€ 2,000,000
Interest Rate Risk [Member]
Statement Of Lineitems [Line Items]
Cash	391,200,000
Borrowings	0
Credit risk [member]
Statement Of Lineitems [Line Items]
Financial assets	0	€ 0
Liquidity risk [member]
Statement Of Lineitems [Line Items]
Cash	€ 391,200,000